Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliated Companies

7. Investments in and Advances to Affiliated Companies

At March 31, 2013 and 2012, investments in and advances to affiliated companies comprised the following:

	Millions of yen
	2013	2012
Investments in capital stock	¥18,862	¥19,737
Advances	542	828

Total	¥19,404	¥20,565

The investments in and advances to affiliated companies relate to the companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies, but not a controlling financial interest.

Dividends received from affiliated companies were ¥400 million, ¥566 million and ¥469 million during the years ended March 31, 2013, 2012 and 2011, respectively.

Trade notes and accounts receivable from affiliated companies at March 31, 2013 and 2012, were ¥22,417 million and ¥23,439 million, respectively.

Short-term loans receivable from affiliated companies at March 31, 2013 and 2012, were ¥565 million and ¥664 million, respectively.

Trade notes and accounts payable to affiliated companies at March 31, 2013 and 2012, were ¥8,879 million and ¥8,396 million, respectively.

Net sales to affiliated companies for the years ended March 31, 2013, 2012 and 2011, were ¥52,785 million, ¥51,848 million and ¥42,673 million, respectively.

Intercompany profits (losses) have been eliminated in the consolidated financial statements.

As of March 31, 2013 and 2012, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥7,496 million and ¥9,721 million, respectively.

The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2013 and 2012.

Summarized financial information for affiliated companies at March 31, 2013 and 2012, and for the years ended March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012
Current assets	¥118,422	¥108,919
Net property, plant and equipment – less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291

Total assets	¥192,273	¥180,625

Current liabilities	¥92,642	¥85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152

Total liabilities and equity	¥192,273	¥180,625

	Millions of yen
	2013	2012	2011
Net sales	¥185,381	¥196,328	¥208,959

Net income	¥4,090	¥3,351	¥5,602